Advances for Vessels under Construction and Vessel Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Advances for Vessels under Construction and Vessel Acquisition
Schedule of remaining contractual commitments of the remaining 16 vessel construction contracts

Payments due by twelve month period ending:	in ‘000s of US$
December 31, 2026	$502,414
December 31, 2027	763,695
December 31, 2028	239,456
December 31, 2029	42,550
Total contractual commitments	$1,548,115